Partnership Distributions	12 Months Ended
Dec. 31, 2017
Partnership Distributions [Abstract]
Partnership Distributions
Partnership Distributions
For the year ended December 31, 2017, the Partnership distributed a total of $5.0 million, which occurred on December 28, 2017. The Real Property Account's share of this distribution was $1.8 million. For the year ended December 31, 2016, the Partnership made no distribution. For the year ended December 31, 2015, the Partnership distributed a total of $5.0 million, which occurred on March 30, 2015. The Real Property Account’s share of this distribution was $1.8 million.
For the years ended December 31, 2017, 2016 and 2015, there were no purchases of the Partnership by the Real Property Account.